Related Party Transactions (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Other payables - shareholders	$ 768,449	$ 757,737
Xianfu Han [Member]
Other payables - shareholders	361,336	361,336
Weili He [Member]
Other payables - shareholders	$ 407,113	$ 396,401